Income Taxes - Summary of Deferred Income Tax Expense (Recovery) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense (recovery), consolidated statement of income	$ (1,065)	$ (33)
Deferred income tax expense (recovery), other comprehensive income	705	1,070
Deferred income tax expense (recovery), business combination and other	(194)	(6)
Total deferred income tax expense (recovery)	(554)	1,031	$ (318)
Allowance for credit losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense (recovery), consolidated statement of income	(740)	(120)
Total deferred income tax expense (recovery)	(740)	(120)
Trading loans [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense (recovery), consolidated statement of income	7	4
Total deferred income tax expense (recovery)	7	4
Employee Benefits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense (recovery), consolidated statement of income	(23)	(87)
Deferred income tax expense (recovery), other comprehensive income	33	(18)
Total deferred income tax expense (recovery)	10	(105)
Pensions [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense (recovery), consolidated statement of income	(1)	19
Deferred income tax expense (recovery), other comprehensive income	(171)	(303)
Total deferred income tax expense (recovery)	(172)	(284)
Losses available for carry forward [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense (recovery), consolidated statement of income	(1)	(1)
Total deferred income tax expense (recovery)	(1)	(1)
Tax credits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense (recovery), consolidated statement of income	95	98
Total deferred income tax expense (recovery)	95	98
Other deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense (recovery), consolidated statement of income	(148)	7
Deferred income tax expense (recovery), business combination and other		(4)
Total deferred income tax expense (recovery)	(148)	3
Securities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense (recovery), consolidated statement of income	34	56
Deferred income tax expense (recovery), other comprehensive income	843	1,391
Total deferred income tax expense (recovery)	877	1,447
Land, buildings, equipment, and other depreciable assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense (recovery), consolidated statement of income	(159)	19
Deferred income tax expense (recovery), business combination and other	(194)
Total deferred income tax expense (recovery)	(353)	19
Deferred income expense [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense (recovery), consolidated statement of income	(18)	79
Total deferred income tax expense (recovery)	(18)	79
Intangibles [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense (recovery), consolidated statement of income	(127)	(123)
Total deferred income tax expense (recovery)	(127)	(123)
Goodwill [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense (recovery), consolidated statement of income	16	16
Deferred income tax expense (recovery), business combination and other		(2)
Total deferred income tax expense (recovery)	$ 16	$ 14